Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Distribution Paid
On August 12, 2016, the Company paid a cash distribution to its common unitholders with respect to the quarter ended June 30, 2016 of $0.10 per unit.

West Vencedor
The West Vencedor completed its current contract on August 18, 2016 and is currently being marketed for new work. The unit has mobilized to Singapore and is expected to remain there during its idle period.